Organization - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash and cash equivalents	$ 380,801	$ 495,287
Accumulated deficit	$ 467,878	$ 341,269
Shares exchange ratio	49.080452